Shareholder Report, Line Graph (Details) 191909_Bahl - Gaynor Income Growth ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 14, 2023	Dec. 31, 2025
Bahl & Gaynor Income Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Bahl & Gaynor Income Growth ETF NAV
Accumulated Value	$ 12,079	$ 10,336	$ 10,000	$ 13,576
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	$ 13,297	$ 10,636	$ 10,000	$ 15,674